Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Accounts receivable - trade, allowance for doubtful accounts	$ 4,456	$ 4,456
Property, plant and equipment, accumulated depreciation and amortization	$ 663,067	$ 588,371
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	20,000,000	20,000,000
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	200,000,000	200,000,000
Common stock shares issued	46,767,164	46,743,633
Common stock shares outstanding		46,743,633
Treasury stock, shares	1,056,689